Investment Properties (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of investment properties

	December 31, 2022	Depreciation	December 31, 2023

Investment properties	46,726	(48)	46,678

	December 31, 2021	Additions	Depreciation	December 31, 2022

Investment properties	46,126	648	(48)	46,726

	December 31, 2020	Write-offs and disposals	Depreciation	December 31, 2021

Investment properties	46,274	(100)	(48)	46,126